STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 12 — STOCK-BASED COMPENSATION

During May 2023, the Company issued 20,000 shares of Common Stock to a consultant for services received. The fair value of the shares issued of $0.2 million was recognized as a selling, general and administrative expense with a corresponding credit to additional paid-in capital.

As of September 30, 2023, the Company has 339,000 shares of Common Stock in escrow for any merger consideration adjustments which are expected to be released from escrow within twelve months from the date of the Business Combination.

2022 Equity Incentive Plan

During the nine months ended September 30, 2023, the Company granted 1,478,915 options under the 2022 Equity Incentive plan to certain employees and consultants of the Company.

Stock option activity for the nine months ended September 30, 2023 was as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2023	—	$—
Granted	1,478,915	5.20
Exercised	—	—
Cancelled	(98,232)	5.20
Outstanding at September 30, 2023	1,380,683	$5.20	9.34 years	$—
Exercisable at September 30, 2023	—	—	—	—
Vested and expected to vest as of September 30, 2023	1,380,683	$5.20	9.34 years	$—

As of September 30, 2023, and December 31, 2022, there were no exercisable or vested options.

The weighted-average grant date fair value of options granted during the nine months ended September 30, 2023, was $2.91. The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of the stock options was estimated using the following weighted average assumptions:

Nine Months Ended
September 30, 2023
Dividend yield	0.0%
Expected volatility	55.0%
Risk-free interest rate	3.6%
Expected life	6.2 years

Dividend Rate—The expected dividend rate was assumed to be zero, as the Company had not previously paid dividends on Common Stock and has no current plans to do so.

Expected Volatility—The expected volatility was derived from the historical stock volatilities of several public companies within the Company’s industry that the Company considers to be comparable to the business over a period equivalent to the expected term of the stock option grants.

Risk-Free Interest Rate—The risk-free interest rate is based on the interest yield in effect at the date of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected Term—The expected term represents the period that the Company’s stock options are expected to be outstanding. The expected term of option grants that are considered to be “plain vanilla” are determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For other option grants not considered to be “plain vanilla,” the Company determined the expected term to be the contractual life of the options.

Forfeiture Rate—The Company recognizes forfeitures as they occur.

The Company has recorded stock-based compensation expense for the three and nine months ended September 30, 2023 related to the grants of stock option awards to employees and nonemployees in the condensed consolidated statement of operations as follows:

	Three Months Ended	Nine Months Ended
	September 30, 2023	September 30, 2023
Cost of revenue	$ 4,478	$ 11,940
Sales and marketing	21,158	87,324
Research and development	52,453	164,260
General and administrative	68,507	452,669
	$ 146,596	$ 716,193

As of September 30, 2023, unamortized compensation expense related to unvested stock options was $3.3 million, which is expected to be recognized over a weighted average period of 3.3 years.

2023 Employee Stock Purchase Plan

The Company’s Board of Directors previously adopted, and the Company's stockholders approved, the Company’s 2023 Employee Stock Purchase Plan (the “2023 ESPP”).

The 2023 ESPP is a broad-based plan that provides employees of the Company and its designated affiliates with the opportunity to become stockholders through periodic payroll deductions that are applied towards the purchase of shares of the Company’s Common Stock at a discount from the then-current market price. Subject to adjustment in the case of certain capitalization events, a total of 500,000 shares of Common Stock were available for purchase at adoption of the 2023 ESPP. The first offering period under the plan commenced on June 15, 2023.There were no shares issued under the plan for the nine months ended September 30, 2023. As of September 30, 2023, 500,000 shares of Common Stock remained available for issuance under the 2023 ESPP.

The Company estimates the fair value of ESPP grants on their grant date using the Black-Scholes option pricing model. The estimated fair value of ESPP grants is amortized on a straight-line basis over the requisite service period of the grants. The Company reviews, and when deemed appropriate, updates the assumptions used on a periodic basis. The Company utilizes its estimated volatility in the Black-Scholes option pricing model to determine the fair value of ESPP grants. ESPP compensation expense for the nine months ended September 30, 2023, was de minimis.

NOTE 14 — STOCK-BASED COMPENSATION

The Company issued 65,000 shares of restricted common C shares with a four- year vesting period during the year ended December 31, 2021; there were no issuances of restricted common C shares in the year ended December 31, 2022. 600,000 shares of the 2019 restricted common C shares vested upon consummation of the Business Combination on December 6, 2022. An additional 254,507 vested as per the vesting schedule, prior to consummation of the Business Combination.

A summary of non-vested restricted common C shares as of December 31, 2022, and changes during the year then ended is presented below:

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2021	912,692	$0.01
Granted	—	—
Vested	(854,507)	0.01
Forfeited	(58,185)	0.02
Non-vested restricted common C shares as of December 31, 2022	—	—

A summary of non-vested restricted common C shares as of December 31, 2021, and changes during the year then ended is presented below:

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2020	1,370,391	$0.01
Granted	65,000	0.08
Vested	(381,689)	0.01
Forfeited	(141,010)	0.02
Non-vested restricted common C shares as of December 31, 2021(1)	912,692	0.01
(1)	As of December 31, 2021, there was $10,949 of total unrecognized compensation cost related to non- vested restricted common C shares that is expected to be recognized over a weighted-average period of 1.98 years. The estimated forfeiture rate for restricted common C share was 0% as of December 31, 2021.

The fair value of the 381,689 shares that vested during the year ended December 31, 2021, was approximately $4,100.

Total stock compensation expense for the years ended December 31, 2022 and 2021 was $2,156,915 and $4,712, respectively. Stock compensation expense related to the restricted common C shares was $11,915 and $4,712 for the years ended December 31, 2022 and 2021, respectively. Stock compensation expense related to the issuance of Series A Redeemable Convertible Preferred Stock to certain employees was $2,145,000 and $0 for the years ended December 31, 2022 and 2021, respectively. (See Note 12 – Redeemable Convertible Preferred Stock.)

For the year ended December 31, 2021, and until immediately prior to the Merger transaction, the fair values of the shares of the Company’s restricted common C stock were estimated on each grant date by the board of directors. In order to determine the fair value, the then board of directors considered, among other things, valuations prepared by an independent third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The fair value of the Company’s restricted common C stock was estimated using a two-step process. First, the Company’s enterprise value was established using generally accepted valuation methodologies, such as guideline public company and guideline company transactions. The enterprise value was allocated among the securities that comprise the capital structure of the Company using the option-pricing method. The option-pricing method treats all levels of the capital structure as call options on the enterprise’s value, with exercise price based on the “breakpoints” between each of the different claims on the securities. The inputs necessary for the option-pricing model include the current equity value (the enterprise value as previously calculated), breakpoints (the various characteristics for each class of equity, including liquidation preferences and priority distributions, in accordance with the Company’s certificate of incorporation, as amended and restated), term, risk-free rate, and volatility.